Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 8. Subsequent Events

Management has evaluated all activity and concluded that no subsequent events have occurred that would require recognition in these financial statements or disclosure in the notes to these financial statements other than the following:

Effective April 3, 2019, we issued 125,000 shares of our Series B Convertible Preferred Stock to five persons at a price of $1.00 per share or an aggregate of $125,000.

Effective April 18, 2019 we issued 2,000,000 shares of our common stock to LZ Gunderson and Robert Tull (1,000,000 shares each).

Note 12. Subsequent Events

On January 25, 2019, we entered into and closed a securities exchange under a Securities Exchange Agreement (the “Securities Exchange Agreement”) with LGBT Loyalty LLC, a New York limited liability company (“LGBT Loyalty”), and Maxim Partners, LLC, a New York limited liability company (“Maxim”), pursuant to which we acquired all of the membership interests of LGBT Loyalty, making LGBT Loyalty a wholly owned subsidiary of ours, in exchange for 120,959,996 shares (the “Shares”) of our restricted common stock and one share of our newly created Series A Convertible Preferred Stock (the “Series A Preferred Stock”). The Shares issued to Maxim represented, upon issuance, 49.99% of our then issued and outstanding shares of common stock. Through LGBT Loyalty, we intend to create, establish, develop, manage and fund a LGBT Preference Index, LGBT Exchange Traded Fund and/or LGBT Loyalty Sponsor Fund.

The Series A Preferred Stock has no voting, liquidation or other rights other than the right to convert into common stock. The Series A Preferred Stock will automatically convert into additional shares of our restricted common stock immediately after such time that (i) the number of shares of our authorized common stock is increased from 500,000,000 to 1,000,000,000 shares (the “Share Increase”); and (ii) the January 25, 2019 warrants issued to Brian Neal, our President, and Robert Gayman, our Executive Management Consultant, at the closing of the securities exchange transaction (the “Management Warrants”) are automatically exercised for shares of our restricted common stock. The Management Warrants represent common stock purchase warrants that were issuable to Robert Blair, our Chief Executive Officer, Brian Neal and Robert Gayman, and/or their designees or assignees (collectively, the “Management Holders”) in exchange for the cancellation of all amounts due to the Management Holders by us as of, but not including, January 1, 2019, which amounts consisted solely of accrued salaries and/or consulting fees earned by the Management Holders through December 31, 2018, plus interest due thereon. These amounts consisted of $161,629 due to Robert Blair, representing $154,600 of compensation and $7,029 of interest, $25,054 due to Brian Neal, representing $24,000 of compensation and $1,054 of interest and $161,629 due to Robert Gayman, representing $154,600 of compensation and $7,029 of interest. Prior to their issuance, Robert Blair gifted his right to receive Management Warrants to Brian Neal. The Management Warrants are automatically exercisable for shares of our restricted common stock following the Share Increase at an exercise price equal to a 10% discount to the volume weighted average price (“VWAP”) for our common stock during the three trading days ending on the seventh trading day following the date on which this Current Report is filed with the Securities and Exchange Commission. Except as otherwise provided below, the share of Series A Preferred Stock is automatically convertible into 99.98% of the number of shares issued upon the automatic exercise of the Management Warrants. However, upon the conversion of the Series A Preferred Stock, Maxim may not own more than 49.99% of our then issued and outstanding common stock.

In the event that the full conversion of the Series A Preferred Stock would result in Maxim owning more than 49.99% of our then issued and outstanding common stock, the conversion will be limited to such number of shares that will result in Maxim owning 49.99% of our then issued and outstanding common stock and the issuance of the remaining shares issuable upon conversion will be deferred until such time that their issuance will not increase Maxim’s ownership of our common stock to more than 49.99%.

During the period February 6, 2019 through and including February 11, 2019, the holder of a March 6, 2018 convertible promissory note (the “Note”) in the original principal amount of $35,000 converted $26,920 in principal and $4,255 in interest into an aggregate of 20,763,440 shares of our common stock at a conversion price of $0.0015 per share. As the result of such conversions, the Note has been repaid in full and terminated. The shares were issued in reliance on Section 4(a)(2) of the Securities Act of 1933, as amended.

On March 8, 2019 we increased the size of our Board of Directors to four persons and appointed Barney Frank and Billy Bean to the vacant director positions created thereby. In connection with such appointments, we issued 1,000,000 shares of our restricted common stock to each of Barney Frank and Billy Bean. We also agreed to pay each of them an annual fee of $25,000 for serving as a director (the “Annual Fee”). The Annual Fee payable to Mr. Frank is payable in cash and the Annual Fee payable to Mr. Bean is payable in stock. We also granted each of Mr. Frank and Mr. Bean the right to participate in the commission program we intend to establish with respect to direct (20% commissions) and indirect (10% commissions) sales related to our LGBT Loyalty Sponsorship Programs, the terms of which will be set forth in separate agreements between us and each of Messrs. Frank and Bean.

On March 25, 2019 our Board of Directors appointed Martina Navratilova to our Board of Directors. In connection with such appointment we issued 1,000,000 shares of our restricted common stock to Ms. Navratilova. We also agreed to pay Ms. Navratilova an annual fee of $25,000 in common stock payable in monthly installments on a pro-rata basis and valued based on the 5-trading day volume weighted average price for our common stock during the last five trading days preceding the month of payment. The shares will be issued pursuant to the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended.

Effective March 26, 2019 we issued 4,609,458 and 3,990,840 shares of our restricted common stock to Brian Neal and Robert Gayman, respectively, pursuant to the automatic exercise of warrants issued to Messrs. Neal and Gayman on January 25, 2019. The automatic exercise was triggered by the March 26, 2019 filing of a Certificate of Amendment (the “Certificate of Amendment”) to our Certificate of Incorporation which increased our authorized capitalization. Effective March 26, 2019, we issued 8,598,578 shares of our restricted common stock to the holder of the outstanding share of our Series A Convertible Preferred Stock pursuant to the automatic conversion triggered by the filing of the Certificate of Amendment and the automatic exercise of the warrants referenced above. The share issuances referenced above were issued pursuant to the exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended.

On March 26, 2019 we filed a Certificate of Amendment to our Certificate of Incorporation to increase our authorized capitalization to 1,000,000,000 shares of common stock, $0.001 par value per share and 10,000,000 shares of preferred stock, $0.001 par value per share. As set forth in our Definitive Information Statement under Section 14(c) of the Securities Exchange Act of 1934, as amended, which was filed on February 26, 2019, the amendment to our Certificate of Incorporation was approved by our Board of Directors and the holders of a majority of our outstanding common stock by written consents dated February 11, 2019.

On April 3, 2019 we filed a Certificate of Designations, Preferences and Rights of Series B Convertible Preferred Stock with the Delaware Secretary of State to create a new class of preferred stock, $0.001 par value per share, designated Series B Convertible Preferred Stock (“Series B Preferred Stock”) and authorized the issuance of up to 1,500,000 shares of Series B Preferred Stock. The Series B Preferred Stock has no voting, liquidation or other rights other than the right to receive dividends and to convert into common stock. The stated value of each share of Series B Convertible Preferred for purposes of conversions and dividends is $1.15 (the “Conversion/Dividend Stated Value”). The stated value of each share of Series B Convertible Preferred for purposes of redemptions is $1.35 (the “Redemption Stated Value”).

Subject to earlier conversion or redemption, the Series B Preferred Stock will automatically convert into fully paid and non-accessible shares of our common stock 24 months following the date of issuance of such Series B Preferred Stock without any action or payment required on the part of the holder of the Series B Convertible Preferred Stock. Subject to a floor price limitation of $0.03 per share, the automatic conversion price to which the Conversion/Dividend Stated Value will be applied will be the lower of (i) $0.10 per share of common stock; or (ii) a 20% discount to the lowest volume weighted average price (“VWAP”) for our common stock on our principal trading market during the five (5) trading days immediately prior to the automatic conversion date.

Subject to earlier conversion or redemption, the Series B Preferred Stock will also automatically convert into fully paid and non-assessable shares of common stock upon the conversion terms provided above if (i) the closing sale price for our common stock on our principal trading market closes at or above $0.20 for 10 consecutive trading days;(ii) our common stock is up listed to NASDAQ or a national securities exchange; or (iii) we complete an offering of securities resulting in aggregate gross proceeds of not less than $3,000,000. Notwithstanding the foregoing, the automatic conversion events set forth in (i), (ii) and (iii) above are not applicable during the 180 day period following the issuance date or if the common stock issuable upon conversion is not registered or subject to sale pursuant to Rule 144 or another exemption from the registration requirements of the Securities Act of 1933, as amended.

Commencing 180 days after the issuance date, the holders of Series B Preferred Stock will have the right to convert their Series B Convertible Preferred at any time into Common Stock on the same conversion terms applicable to automatic conversions.

Absent the prior written approval of the Company, all automatic and optional conversions of Series B Preferred Stock must be for a minimum of 5,000 shares of Series B Preferred except in cases where the holder owns less than 5,000 shares and is converting all Series B Preferred shares then owned by the holder. No fractional shares of Common Stock will be issued upon conversions of the Series B Convertible Preferred. In lieu of any fractional share to which the holder would otherwise be entitled, the Company will round up to the next full share.

Dividends at the rate of 12% per annum (1% per month) are payable on the Conversion/Dividend Stated Value of the Series B Preferred Stock in cash or stock at our discretion. Dividends are payable at the end of each month following the applicable issuance date. Dividends payable in stock will be calculated based on the 5-day VWAP during each of the last 5 trading days of the month for which payment is being made. To the extent that a month for which dividends are payable does not involve a full month because shares of Series B Preferred Stock were issued, redeemed, or converted during such month, the dividend payable shall be pro-rated to reflect the number of days of such month that the dividend applies to. In all events, dividends shall not be payable for periods following redemption, conversion or the 24 month anniversary of the applicable issuance date.

The Series B Preferred Stock is redeemable in cash by us at any time prior to conversion upon five business days prior written notice to the holder at the Redemption Stated Value for each share being redeemed.

The automatic and optional conversion price will be appropriately adjusted to reflect stock splits, stock dividends (exclusive of the dividends payable on the Series B Preferred Stock) business combinations and similar recapitalization.

Management has evaluated all activity and concluded that no subsequent events have occurred that would require recognition in these financial statements or disclosure in the notes to these financial statements.